Employee Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Stock Options

NOTE 10 EMPLOYEE STOCK OPTIONS

The Company has three stock based employee compensation plans pursuant to which stock option grants have been made. Under the Great Basin Scientific, Inc. 2014 Omnibus Plan, the 2014 Stock Option Plan and the 2006 Stock Option Plan certain employees and non-employee directors have been granted options to purchase common stock. The Company has 792,534 employee stock options outstanding as of September 30, 2015. All options are exercisable into one share of common stock for every 60 options and vest in installments over a three to four year period and expire ten years from the date of grant.

In May 2015 at our annual stockholders meeting, an amendment to the 2014 Omnibus Plan was approved to increase the number of shares of common stock that may be issued under all awards under the plan from 8,334 shares to 49,000 shares. An evergreen provision was also added whereby the amount of shares available for grant under all awards under the plan would adjust automatically on the first day of each fiscal quarter to an amount equal to the greater of (i) fifteen percent (15%) of the number of shares of common stock outstanding on the last day of the immediately preceding fiscal quarter, or (ii) 49,000 shares of common stock, provided that this amount shall not exceed 500,000 shares of common stock. As of September 30, 2015, 236,284 employee stock options have been granted pursuant to the 2014 Omnibus Plan. As of September 30, 2015, 45,049 shares of common stock remain available for issuance under the 2014 Omnibus Plan.

In August 2015, the Company awarded 117,500 common stock options to certain employees under the 2014 Omnibus Plan with an exercise price of $153.60 that expire in August 2025. The options vest over a period of three to four years.

The Company accounts for employee stock options according to FASB ASC 718 which requires the Company to calculate the fair value of the stock options on the date of grant and amortize over the vesting period of the options. The Company determined the value of the 117,500 options granted in August 2015 to be $268,202. The Company estimates the fair value of the options at grant date using a Black-Scholes option valuation model. The estimates in the Black-Scholes option-pricing model are based, in part, on assumptions, including but not limited to stock price volatility, the expected life of the options, the risk free rate and the fair value of the equity stock underlying the option. The Company has no historical data regarding the expected life of the options and therefore used the simplified method of calculating the expected life.

The following are the assumptions used in the Black-Scholes method for calculating the fair value of the options at grant date:

Fair Market Value	$153.60
Exercise Price	$153.60
Risk Free Rate	1.71%
Dividend Yield	0.00%
Expected Volatility	127.45% - 127.53%
Expected Term	5.81 - 6.20 years

The following table summarizes the Company’s total option activity for the nine months ended September 30, 2015:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
As of September 30, 2015:
Options outstanding as of January 1, 2015	703,034	$178.80	8.8
Granted	117,500	$153.60	9.9
Exercised	—	—	—
Forfeited	28,000	$309.60	—

Options outstanding as of September 30, 2015	792,534	$170.40	8.3

Outstanding and exercisable stock options as of September 30, 2015 are as follows:

	Options Outstanding			Options Exercisable
	Number of Options Outstanding	Remaining Life (Years)	Exercise Price	Number of Options Exercisable	Exercise Price
September 30, 2015	792,534	8.3	$170.40	294,003	$185.40

The estimated fair value of the Company’s stock options, less expected forfeitures, is amortized over the options vesting period on the straight-line basis. The Company recognized $66,391 in equity-based compensation expenses during the nine months ended September 30, 2015. There were $445,951 of total unrecognized compensation cost with a remaining vesting period of 2.96 years and $0 in intrinsic value of outstanding and vested stock options as of September 30, 2015.

NOTE 11 EMPLOYEE STOCK OPTIONS

The Company has three stock based employee compensation plans, the 2006 Stock Option Plan, the 2014 Stock Option Plan, and the Omnibus Plan pursuant to which certain employees and non-employee directors have been granted options to purchase common stock. The Company had 703,034 and 115,750 employee stock options outstanding as of December 31, 2014 and 2013, respectively. All options are exercisable for one share of common stock for every 60 options and vest in installments over a three to four year period and expire ten years from the date of grant.

In October 2013, an employee was awarded 5,000 common stock options under the 2006 Stock Option Plan with an exercise price of $12.00 per share that expire in October 2023. The options vest over a period of four years.

In April and June 2014, the Company awarded 483,000 common stock options to certain employees under the 2014 Stock Option plan with an exercise price of $12.00 per share that expire in April and June 2024. The options vest over a period of four years.

The Company accounts for employee stock options according to FASB ASC 718 which requires the Company to calculate the fair value of the stock options on the date of grant and amortize over the vesting period of the options. The Company determined the value of the 5,000 options granted in October 2013 and the 483,000 options granted in April and June 2014 to be nominal due to the fair value of the Company’s common stock as of the grant date being nominal as a result of the priority provisions of the preferred stock outstanding at the time. The Company used a variety of comparable and peer companies to determine the expected volatility. The Company believes the use of peer company data fairly represents the expected volatility it would experience if the Company was more actively publicly traded in the life sciences industry over the expected life of the options. The Company has no historical data regarding the expected life of the options and therefore used the simplified method of calculating the expected life. The risk free rate was calculated using the U.S. Treasury constant maturity rates similar to the expected life of the options, as published by the Federal Reserve.

In September 2014, the Company completed a tender offer to eligible employees to exchange 103,250 employee stock options under the 2006 Stock Option Plan for new options under the 2014 Stock Option Plan. The new options have an exercise price of $210.00 per share with all other terms the same as the original terms under the 2006 Option Plan. These transactions are accounted for under the provisions of FASB ASC 718 as a modification of a stock based compensation award and require the Company to record an expense for the incremental fair value based on the difference between the fair value of the modified award and the fair value of the original award immediately before it was modified. The Company used the Black-Scholes option valuation model to calculate the fair value of the stock options. The Company determined the incremental fair value of the options to be $223,031 which was expensed in the period as the options are fully vested.

The following is the weighted average of the assumptions used in calculating the fair value of the options modified in September 2014 using the Black-Scholes method:

Fair market value	$296.40
Exercise price	$210.00
Risk free rate	1.06%
Dividend yield	0.00%
Expected volatility	46.31%
Expected term	2.74 years

In October and December 2014, the Company awarded 136,784 common stock options under the Omnibus Plan to certain employees and non-employee directors with an exercise price ranging from $153.60 to $420.00 per share that expire in October and December 2024. The options vest over a three and four year period. The Company accounts for employee stock options according to FASB ASC 718 which requires the Company to calculate the fair value of the stock options on the date of grant and amortize over the vesting period of the options. The Company determined the value of the 136,784 options granted in October and December 2014 to be $306,709 of which $54,394 was expensed in the period with the remainder to be expensed over the vesting term of the options.

The following is the weighted average of the assumptions used in calculating the fair value of the options granted in October and December 2014 using the Black-Scholes method:

Fair market value	$316.80
Exercise price	$354.60
Risk free rate	1.70%
Dividend yield	0.00%
Expected volatility	54.97%
Expected term	6.06 years

The following table summarizes the Company’s total option activity for the years ended December 31, 2014 and 2013:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Intrinsic Value
As of December 31, 2013:
Options outstanding as of January 1, 2013	110,750	$1,920	7.2
Granted	5,000	$12.00	9.8
Exercised	—	—	—
Forfeited/expired	—	—	—

Options outstanding as of December 31, 2013	115,750	$1,800	6.3	$—

As of December 31, 2014:
Options outstanding as of January 1, 2014	115,750	$1,800	6.3
Granted	619,784	$171.60	9.4
Exercised	—	—	—
Forfeited/expired	(32,500)	$535.20	5.7

Options outstanding as of December 31, 2014	703,034	$178.80	8.8	$—

Outstanding and exercisable stock options as of December 31, 2014 are as follows:

	Options Outstanding			Options Exercisable
	Number of Options Outstanding	Remaining Life (Years)	Exercise Price	Number of Options Exercisable	Exercise Price	Intrinsic Value
December 31, 2013	115,750	6.3	$1,800	106,570	$1,920	$—
December 31, 2014	703,034	8.8	$178.80	117,404	$231.60	$—

The estimated fair value of the Company stock options, less expected forfeitures, is amortized over the options vesting period on the straight-line basis. The Company recognized the following equity-based compensation expenses during the twelve ended December 31, 2014 and 2013:

	December 31,
	2014	2013
Stock based compensation expense	$297,244	$111,091

As of December 31, 2014 and 2013, there were $252,315 and $19,818 of total unrecognized compensation cost with a remaining vesting period of 3.44 and 0.30 years, respectively.